Fair Value of Financial Assets and Liabilities (Details) - Schedule of Reconciliation Between the Beginning and Ending Balances of Instruments - Level 3 of fair value hierarchy [member] - CLP ($)
$ in Millions
		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Trading securities [Member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Assets at beginning of period		$ 100,519	$ 51,484
Gain (Loss) Recognized in Income	[1]	767	902
Gain (Loss) Recognized in Equity	[2]
Purchases		18,085	111,960
Sales		(62,179)	(63,827)
Transfer from Level 1 and 2		15,190
Transfer to Level 1 and 2		(38,019)
Assets at end of period		34,363	100,519
Trading securities [Member] | Subtotal [Member]
Debt Financial Instruments:
Assets at beginning of period		100,519	51,484
Gain (Loss) Recognized in Income	[1]	767	902
Gain (Loss) Recognized in Equity	[2]
Purchases		18,085	111,960
Sales		(62,179)	(63,827)
Transfer from Level 1 and 2		15,190
Transfer to Level 1 and 2		(38,019)
Assets at end of period		34,363	100,519
Financial assets measured at fair value through other comprehensive income, category [member]
Debt Financial Instruments:
Assets at beginning of period		142,185	76,930
Gain (Loss) Recognized in Income	[1]	4,860	(575)
Gain (Loss) Recognized in Equity	[2]	(7,355)	5,061
Purchases		82,015	137,004
Sales		(63,874)	(76,235)
Transfer from Level 1 and 2		19,141
Transfer to Level 1 and 2		(53,743)
Assets at end of period		123,229	142,185
Financial assets measured at fair value through other comprehensive income, category [member] | Other debt financial instruments issued in Chile [Member]
Debt Financial Instruments:
Assets at beginning of period		41,283	25,203
Gain (Loss) Recognized in Income	[1]	4,093	(1,477)
Gain (Loss) Recognized in Equity	[2]	(7,355)	4,921
Purchases		63,930	25,044
Sales		(1,695)	(12,408)
Transfer from Level 1 and 2		3,951
Transfer to Level 1 and 2		(15,724)
Assets at end of period		88,483	41,283
Financial assets measured at fair value through other comprehensive income, category [member] | Subtotal [Member]
Debt Financial Instruments:
Assets at beginning of period		41,666	25,446
Gain (Loss) Recognized in Income	[1]	4,093	(1,477)
Gain (Loss) Recognized in Equity	[2]	(7,355)	5,061
Purchases		63,930	25,044
Sales		(1,695)	(12,408)
Transfer from Level 1 and 2		3,951
Transfer to Level 1 and 2		(15,724)
Assets at end of period		88,866	41,666
Financial assets measured at fair value through other comprehensive income, category [member] | Instruments issued in Chile [Member]
Debt Financial Instruments:
Assets at beginning of period		358
Gain (Loss) Recognized in Income
Gain (Loss) Recognized in Equity
Purchases
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period		358	358
Financial assets measured at fair value through other comprehensive income, category [member] | Equity Instruments [Member]
Debt Financial Instruments:
Assets at beginning of period		25	25
Gain (Loss) Recognized in Income	[1]
Gain (Loss) Recognized in Equity	[2]
Purchases
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period		25	25
Financial assets at fair value through other comprehensive income, category [member] | Instruments issued in Chile [Member]
Debt Financial Instruments:
Assets at beginning of period		$ 358	218
Gain (Loss) Recognized in Income
Gain (Loss) Recognized in Equity			140
Purchases
Sales
Transfer from Level 1 and 2
Transfer to Level 1 and 2
Assets at end of period			$ 358

[1]	Recorded in income under item “Net Financial income (expense)”.
[2]	Recorded in equity under item “Accumulated other comprehensive income”.